Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities

The following table presents the Company’s ROU assets and lease liabilities as of June 30, 2019:

Lease Classification	June 30, 2019
ROU Assets:
Operating	$1,381,830
Financing	984,742
Total ROU assets	$2,366,572
Liabilities
Current:
Operating	$958,992
Finance	576,322
Noncurrent:
Operating	1,071,677
Finance	379,825
Total lease liabilities	$2,986,816

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of June 30, 2019 by fiscal year are as follows:

Maturity of Lease Liabilities	Operating	Finance	Total
2019	$558,109	$332,786	$890,895
2020	1,128,138	520,947	1,649,085
2021	536,819	166,318	703,137
2022	40,080	11,240	51,320
2023	—	3,644	3,644
Thereafter	—	—	—
Total lease payments	2,263,146	1,034,935	3,298,081
Less: Interest	(232,477)	(78,788)	(311,265)
Present value of lease liabilities	$2,030,669	$956,147	$2,986,816

Schedule of Statement of Operations Classification of Lease Costs and Other Information

Statement of operations classification of lease costs are as follows:

		June 30, 2019
Lease Cost	Classification	Three months ended	Six months ended
Operating	Operating expenses	$218,673	$439,595
Finance:
Amortization	Operating expenses	107,496	204,689
Interest expense	Other expenses	19,297	41,778
Total lease costs		$345,466	$686,062

Other Information	Total
Weighted average remaining lease term (in years)
Operating leases	2.1
Finance leases	1.8
Weighted average discount rate:
Operating leases	10.0%
Finance leases	9.2%

Schedule of Supplemental Cash Flow Information

Supplemental Cash Flow Information	Total
Cash paid for amounts included in the measurement of lease liabilities
Cash used in operating activities
Operating leases	$439,595
Finance leases	$41,778
Cash used in financing activities
Finance leases	$235,600
ROU assets obtained in exchange for lease obligations:
Finance leases	$355,536

Schedule of Future Minimum Lease Payments

Minimum lease payments for future years as of December 31, 2018 were as follows:

Year ending December 31,	Total
2019	$1,615,679
2020	1,534,204
2021	639,829
2022	40,080
2023 and thereafter	—
Total	$3,829,792